Accrued Expenses and Accrued Interest - Related Party (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accrued interest - related parties		$ 20,558
Chief Financial Officer [Member]
Accrued severance expense	$ 166,154